Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of currency risk [text block]
	December 31, 2018	December 31, 2017	December 31, 2016
	CA$	CA$	CA$
Cash	2,950,552	954,965	931,082
Interest, sales tax and other receivables	219,508	118,790	42,930
Accounts payable and accrued liabilities	(1,286,712)	(1,303,339)	(569,958)
Net exposure	1,883,348	(229,584)	404,054
	December 31, 2018	December 31, 2017	December 31, 2016
	EUR	EUR	EUR
Cash	96,689	139,056	98,060
Accounts payable and accrued liabilities	(1,000,853)	(637,369)	(421,451)
Net exposure	(904,164)	(498,313)	(358,418)

Disclosure of exchange rates
	Average rate	Reporting date rate
CA$ - US$	0.7719	0.7332
EURO – US$	1.1809	1.1467